UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	6/30/2012

Item 1.	Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 0.8%
6,883	Moog, Inc. (Class A Stock)*	$ 284,612
352,033	Teledyne Technologies, Inc.*	21,702,834

		21,987,446

Air Freight & Logistics
10,288	Hub Group, Inc. (Class A Stock)*	372,425
34,044	UTi Worldwide, Inc.	497,383

		869,808

Biotechnology — 1.2%
1,306,367	Amarin Corp. PLC (Ireland), ADR*(a)	18,890,067
11,061	BioMarin Pharmaceutical, Inc.*(a)	437,794
284,465	Cepheid, Inc.*(a)	12,729,809

		32,057,670

Capital Markets — 1.9%
1,037,234	Eaton Vance Corp.(a)	27,953,456
10,707	Evercore Partners, Inc. (Class A Stock)	250,437
786,760	Waddell & Reed Financial, Inc. (Class A Stock)	23,823,093

		52,026,986

Chemicals — 2.0%
514,559	Albemarle Corp.	30,688,299
648,910	Intrepid Potash, Inc.*(a)	14,769,192
11,669	Omnova Solutions, Inc.*	87,984
1,950,978	Spartech Corp.*	10,086,556

		55,632,031

Commercial Banks — 3.6%
441,745	Bank of the Ozarks, Inc.	13,287,689
461,365	BOK Financial Corp.	26,851,443
689,991	First Republic Bank*	23,183,698
879,882	FirstMerit Corp.	14,535,651
497,005	Prosperity Bancshares, Inc.	20,889,120

		98,747,601

Commercial Services & Supplies — 2.3%
479,125	Clean Harbors, Inc.*(a)	27,032,232
1,001,794	Mobile Mini, Inc.*(a)	14,425,834
691,708	Waste Connections, Inc.	20,695,903

		62,153,969

Communications Equipment — 2.6%
1,024,090	ADTRAN, Inc.	30,917,277
994,828	Finisar Corp.*(a)	14,882,627
705,613	NETGEAR, Inc.*	24,350,705
58,137	Oclaro, Inc.*(a)	176,736

		70,327,345

Construction & Engineering — 2.7%
988,819	Chicago Bridge & Iron Co. NV	37,535,569
3,417,708	Great Lakes Dredge & Dock Corp.	24,334,081
397,813	URS Corp.	13,875,718

		75,745,368

Consumer Finance — 0.5%
634,639	Green Dot Corp. (Class A Stock)*(a)	14,038,215

Diversified Consumer Services — 1.1%
1,436,327	Bridgepoint Education, Inc.*(a)	31,311,929

Diversified Telecommunication Services — 1.7%
834,901	Lumos Networks Corp.	7,889,814
1,502,383	tw telecom, Inc.*(a)	38,551,148

		46,440,962

Electric Utilities — 1.0%
384,912	ITC Holdings Corp.	26,524,286

Electrical Equipment — 0.5%
8,049	AMETEK, Inc.	401,726
323,204	Polypore International, Inc.*(a)	13,054,209

		13,455,935

Electronic Equipment & Instruments — 0.7%
4,638	Anixter International, Inc.	246,046
995,354	FLIR Systems, Inc.	19,409,403
12,131	Plexus Corp.*	342,094

		19,997,543

Energy Equipment & Services — 2.4%
5,776	Basic Energy Services, Inc.*	59,609
163,537	Core Laboratories NV	18,953,938
347,522	Dresser-Rand Group, Inc.*	15,478,630
311,431	Dril-Quip, Inc.*(a)	20,426,759
1,477,025	Key Energy Services, Inc.*	11,225,390
2,588	Rowan Cos. PLC (Class A Stock)*	83,670

		66,227,996

Food & Staples Retailing — 2.6%
4,026	Fresh Market, Inc. (The)*	215,914

731,129	Harris Teeter Supermarkets, Inc.(a)	29,968,978
1,029,725	Roundy’s, Inc.(a)	10,513,492
570,251	United Natural Foods, Inc.*	31,283,970

		71,982,354

Food Products — 1.7%
1,432,312	Adecoagro SA*	13,134,301
16,619	B&G Foods, Inc.	442,065
1,163,457	Darling International, Inc.*	19,185,406
2,374,596	SunOpta, Inc.*	13,321,484

		46,083,256

Healthcare Equipment & Supplies — 1.6%
1,365	Gen-Probe, Inc.*(a)	112,203
4,747	Hologic, Inc.*	85,636
4,583	IDEXX Laboratories, Inc.*(a)	440,564
1,303,479	Insulet Corp.*(a)	27,855,346
5,344	Neogen Corp.*	246,893
535,449	Volcano Corp.*	15,340,614

		44,081,256

Healthcare Providers & Services — 9.6%
516,659	Air Methods Corp.*	50,761,747
449,914	AMERIGROUP Corp.*(a)	29,653,832
1,279,432	Bio-Reference Labs, Inc.*(a)	33,623,473
296,954	Catalyst Health Solutions, Inc.*(a)	27,747,382
883,390	Centene Corp.*	26,643,042
10,980	LifePoint Hospitals, Inc.*	449,960
385,176	MWI Veterinary Supply, Inc.*(a)	39,584,537
896,886	Team Health Holdings, Inc.*	21,605,984
821,719	Universal Health Services, Inc. (Class B Stock)	35,465,392
16,055	Vanguard Health Systems, Inc.*	142,729

		265,678,078

Hotels, Restaurants & Leisure — 3.5%
585,447	Bravo Brio Restaurant Group, Inc.*	10,438,520
1,222,390	Cheesecake Factory, Inc. (The)*(a)	39,067,584
2,587	Panera Bread Co. (Class A Stock)*	360,731
28,669	Pinnacle Entertainment, Inc.*	275,796
791,995	Texas Roadhouse, Inc.	14,596,468
611,265	Vail Resorts, Inc.(a)	30,612,151

		95,351,250

Household Products
7,614	Church & Dwight Co., Inc.	422,349

Insurance — 4.4%
1,285,672	Protective Life Corp.	37,811,614
447,077	StanCorp Financial Group, Inc.(a)	16,613,381
1,305,149	Symetra Financial Corp.	16,470,980
12,339	Validus Holdings Ltd.	395,218
93,406	White Mountains Insurance Group Ltd.	48,734,581
10,459	WR Berkley Corp.(a)	407,064

		120,432,838

Internet & Catalog Retail — 0.3%
1,351,654	Vitacost.com, Inc.*(a)	7,974,759

Internet Software & Services 0.1%
25,238	Active Network, Inc. (The)*	388,413
114,268	Demandware, Inc.*(a)	2,707,009
1,876	Rackspace Hosting, Inc.*	82,431

		3,177,853

IT Services — 4.9%
183,387	Alliance Data Systems Corp.*(a)	24,757,245
460,462	Gartner, Inc.*	19,822,889
558,535	Global Payments, Inc.	24,145,468
774,814	InterXion Holding NV*	14,031,881
1,444,095	ServiceSource International, Inc.*(a)	20,000,716
232,399	Vantiv, Inc. (Class A Stock)*	5,412,573
436,812	Wright Express Corp.*	26,960,037

		135,130,809

Life Sciences Tools & Services — 0.6%
1,195,801	Bruker Corp.*	15,916,111

Machinery — 7.9%
645,570	AGCO Corp.*(a)	29,521,916
526,974	CIRCOR International, Inc.	17,964,544
899,063	Colfax Corp.*(a)	24,787,167
367,565	Crane Co.	13,372,015
366,770	Graco, Inc.	16,900,761
846,592	IDEX Corp.	33,000,156
1,402	Pall Corp.	76,844
14,780	Pentair, Inc.(a)	565,778
595,374	RBC Bearings, Inc.*	28,161,190
621,652	Watts Water Technologies, Inc. (Class A Stock)	20,725,878
852,130	Woodward, Inc.	33,608,007

		218,684,256

Marine — 0.4%
223,309	Kirby Corp.*	10,513,388

Media — 0.8%
947,136	Cinemark Holdings, Inc.	21,642,058
4,304	John Wiley & Sons, Inc. (Class A Stock)	210,853

		21,852,911

Metals & Mining — 2.3%
202,869	Compass Minerals International, Inc.	15,474,847
2,285,725	Hecla Mining Co.(a)	10,857,194
3,339,689	McEwen Mining, Inc.*(a)	10,052,464
557,975	Reliance Steel & Aluminum Co.	28,177,737

		64,562,242

Multiline Retail — 0.7%
461,364	Big Lots, Inc.*(a)	18,819,038

Oil, Gas & Consumable Fuels — 3.0%
387,366	Berry Petroleum Co. (Class A Stock)	15,362,935
10,136	Bill Barrett Corp.*(a)	217,113
487,389	Carrizo Oil & Gas, Inc.*(a)	11,458,515
1,633,260	Kodiak Oil & Gas Corp.*(a)	13,409,065
849,425	Rosetta Resources, Inc.*	31,122,932
1,890	Targa Resources Corp.	80,703
274,231	Whiting Petroleum Corp.*	11,276,379

		82,927,642

Pharmaceuticals — 0.9%
10,136	MAP Pharmaceuticals, Inc.*(a)	151,837
5,155	Sagent Pharmaceuticals, Inc.*(a)	93,203
446,925	Salix Pharmaceuticals Ltd.*(a)	24,330,597

		24,575,637

Professional Services — 2.1%
542,706	Corporate Executive Board Co. (The)	22,185,821
795,472	FTI Consulting, Inc.*	22,869,820
5,994	Huron Consulting Group, Inc.*	189,710
4,205	IHS, Inc. (Class A Stock)*	453,005
839,033	Korn/Ferry International*	12,040,123
2,812	Robert Half International, Inc.(a)	80,339

		57,818,818

Real Estate Investment Trusts — 6.5%
1,756,059	Capstead Mortgage Corp.	24,426,781
6,636,100	Chimera Investment Corp.	15,661,196
1,784,876	CreXus Investment Corp.	18,152,189
2,563,202	DCT Industrial Trust, Inc.(a)	16,148,172
17,357	Douglas Emmett, Inc.	400,947
11,574	First Potomac Realty Trust	136,226
3,997,978	Hersha Hospitality Trust(a)	21,109,324
4,340,308	MFA Financial, Inc.	34,245,030
132,107	Mid-America Apartment Communities, Inc.	9,014,982
1,089,185	Starwood Property Trust, Inc.	23,210,532
1,982,629	Summit Hotel Properties, Inc.	16,594,605

		179,099,984

Road & Rail — 0.9%
6,512	Genesee & Wyoming, Inc. (Class A Stock)*	344,094
1,627,210	Heartland Express, Inc.	23,285,375
7,274	JB Hunt Transport Services, Inc.	433,530
5,473	Kansas City Southern	380,702
3,405	Werner Enterprises, Inc.	81,346

		24,525,047

Semiconductors & Semiconductor Equipment — 4.4%
1,302,958	ATMI, Inc.*	26,801,846
1,351,348	Cavium, Inc.*(a)	37,837,744
422,983	Hittite Microwave Corp.*	21,622,891
67,241	Lattice Semiconductor Corp.*	253,498
906,233	Power Integrations, Inc.	33,802,491

		120,318,470

Software — 2.2%
2,762	Ariba, Inc.*	123,627
34,816	Cadence Design Systems, Inc.*	382,628
559,124	CommVault Systems, Inc.*	27,715,777
317,533	Informatica Corp.*(a)	13,450,698
6,133	OPNET Technologies, Inc.	163,076
831,932	QLIK Technologies, Inc.*	18,402,336
2,329	SolarWinds, Inc.*	101,451

		60,339,593

Specialty Retail — 4.4%
1,574,169	American Eagle Outfitters, Inc.	31,058,354
506,722	Asbury Automotive Group, Inc.*	12,004,244
1,788,250	Express, Inc.*	32,492,503
641,676	Mattress Firm Holding Corp.*(a)	19,449,200
1,647,705	Pier 1 Imports, Inc.(a)	27,071,793
3,974	Ulta Salon, Cosmetics & Fragrance, Inc.	371,092

		122,447,186

Textiles, Apparel & Luxury Goods — 2.0%
459,538	PVH Corp.	35,747,461
16,234	Vera Bradley, Inc.*(a)	342,213
416,597	Warnaco Group, Inc. (The)*	17,738,700

		53,828,374

Thrifts & Mortgage Finance — 0.4%
17,887	Brookline Bancorp, Inc.	158,300
11,357	Provident Financial Services, Inc.	174,330
245,313	WSFS Financial Corp.	9,913,098

		10,245,728

Water Utilities — 0.5%
595,935	Aqua America, Inc.(a)	14,874,538

Wireless Telecommunication Services — 3.9%
2,500,223	NII Holdings, Inc.*(a)	25,577,281
892,522	NTELOS Holdings Corp.	16,824,040
1,132,234	SBA Communications Corp. (Class A Stock)*(a)	64,593,950

		106,995,271

	TOTAL LONG-TERM INVESTMENTS (cost $2,175,129,192)	2,686,204,126

SHORT-TERM INVESTMENT — 21.6%
Affiliated Money Market Mutual Fund
595,230,499	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $595,230,499; includes $525,604,682 of cash collateral received for securities on loan)(b)(c)	595,230,499

	TOTAL INVESTMENTS — 119.2% (cost $2,770,359,691)(d)	3,281,434,625
	LIABILITIES IN EXCESS OF OTHER ASSETS — (19.2%)	(527,555,331)

	NET ASSETS — 100.0%	$2,753,879,294

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $524,996,920; cash collateral of $525,604,682 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,792,225,398	$611,045,329	$(121,836,102)	$489,209,227

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustment as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,686,204,126	$—	$—
Affiliated Money Market Mutual Fund	595,230,499	—	—

Total	$3,281,434,625	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities-valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2012

*	Print the name and title of each signing officer under his or her signature.